Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities - current consist of the following:

	As of December 31,
	2025	2024
Deferred revenue related to customer loyalty program	9,880,088	14,187,502
Advance from customers related to coupons and gift cards	10,730,632	12,390,620
Deferred revenue related to upfront franchise fees received from sub-franchisees	5,166,032	3,235,686
Advance from sub-franchisees related to other franchise support activities	9,054,363	8,435,669
Others	2,366,022	1,428,070
Total	37,197,137	39,677,547

Contract liabilities - non-current consist of the following:

	As of December 31,
	2025	2024
Deferred revenue related to upfront franchise fees received from sub-franchisees	10,132,998	7,781,755
Others	-	240,000
Total	10,132,998	8,021,755